Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares	Pre-funded warrants	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021			$ 85,389	$ (58,431)	$ 26,958
Balance (in Shares) at Dec. 31, 2021	35,780,335	1,034,000
Share-based compensation related to options granted			885		885
Options exercised
Options exercised (in Shares)	219
Pre- funded warrants exercised			1		1
Pre- funded warrants exercised (in Shares)	1,034,000	(1,034,000)
Loss for the period				(8,968)	(8,968)
Balance at Jun. 30, 2022			86,275	(67,399)	18,876
Balance (in Shares) at Jun. 30, 2022	36,814,554
Balance at Dec. 31, 2022			100,831	(75,409)	25,422
Balance (in Shares) at Dec. 31, 2022	45,623,434
Share-based compensation related to options granted			646		646
Issuance of restricted shares			28		28
Loss for the period				(7,657)	(7,657)
Balance at Jun. 30, 2023			$ 101,505	$ (83,066)	$ 18,439
Balance (in Shares) at Jun. 30, 2023	45,623,434